Collaborative Agreements (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
License and Services Revenue	$ 0	$ 7,523,438
Research Revenue	0	186,233
Research and Development Expense, Total	5,122,864	2,281,196
Other Companies [Member] | Collaborative Arrangement [Member]
Research and Development Expense, Total	3,400,000	1,100,000
Abbott Products, Inc. [Member] | Collaborative Arrangement [Member]
Proceeds from License Fees Received			3,000,000	2,000,000	4,000,000
License and Services Revenue		7,500,000
Research Revenue	0	186,000
Collaborative Arrangement, Termination Date		Mar. 29, 2012
Collaborative Arrangement, Rights and Obligations		All obligations under the prior license agreement have been completed except that Lipocine will owe Abbott a perpetual 1.5% royalty on net sales should Lipocine decide to use certain Solvay/Abbott formulations or a perpetual 1% royalty on net sales should Lipocine use data generated during the term of the Solvay/Abbott agreement in any regulatory filings for a product
Collaborative Arrangement, Royalties, Maximum Amount		1,000,000
Collaborative Arrangement, Royalties, Percentage of Reduction		50.00%
Collaborative Product Development Agreement With Nexgen Pharma, Inc. [Member] | Research and Development Expense [Member]
Reimbursement Revenue	$ 468,000	$ 759,000